Shareholders' Equity (Details) - Schedule of status of the 2011 share incentive plan - Common Stock [Member] - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of status of the 2011 share incentive plan [Line Items]
Number, options outstanding at the beginning of year (in Shares)		269,500	266,500	352,000
Weighted average exercise price, options outstanding at the beginning of year		$ 0.003	$ 0.003	$ 0.23
Number, granted (in Shares)	[1]	304,000	172,000	64,000
Weighted average exercise price, granted	[1]	$ 0.003	$ 0.003	$ 0.003
Number of options, exercised (in Shares)		(67,000)	(71,500)	(89,500)
Weighted average exercise price, exercised		$ 0.003	$ 0.003	$ 0.003
Number, forfeited (in Shares)		(54,000)	(96,500)	(56,000)
Weighted average exercise price, forfeited		$ 0.003	$ 0.003	$ 1.233
Number, expired (in Shares)			(1,000)	(4,000)
Weighted average exercise price, expired		$ 0.003	$ 0.003	$ 2.688
Number, outstanding at end of year (in Shares)		452,500	269,500	266,500
Weighted average exercise price, exercisable at end of year		$ 0.003	$ 0.003	$ 0.003
Number, exercisable at end of year (in Shares)		25,500	30,000	23,000
Weighted average exercise price, exercisable at end of year		$ 0.003	$ 0.003	$ 0.003
Weighted average grant date fair value of options granted during the year	[2]	$ 1.58	$ 1.79	$ 1.32

[1]	In the years ended December 31, 2022 and 2021 and 2020, the options were granted with an exercise price equal to par value of NIS 0.01 ($0.003).
[2]	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions: